Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities — 2.01%
FREMF Mortgage Trust
Series 2014-K40 B 144A 4.184% 11/25/47 #, •	1,645,000	$ 1,633,166
Series 2017-K729 B 144A 3.784% 11/25/49 #, •	750,000	740,927
Total Agency Commercial Mortgage-Backed Securities (cost $2,378,340)		2,374,093

Collateralized Debt Obligations — 1.90%
Goldentree Loan Management US CLO Series 2022-15A XR 144A 6.625% (TSFR03M + 1.30%, Floor 1.30%) 10/20/36 #, •	2,250,000	2,249,775
Total Collateralized Debt Obligations (cost $2,250,000)		2,249,775

Non-Agency Asset-Backed Securities — 40.88%
American Express Credit Account Master Trust
Series 2021-1 A 0.90% 11/15/26	2,100,000	2,063,196
Series 2023-1 A 4.87% 5/15/28	1,350,000	1,343,998

ARI Fleet Lease Trust Series 2024-B A2 144A 5.54% 4/15/33 #	2,000,000	2,001,363
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	150,000	149,496
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	2,250,000	2,241,540
Barclays Dryrock Issuance Trust Series 2023-2 A 6.233% (SOFR + 0.90%) 8/15/28 •	2,000,000	2,011,353
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	2,408,110	2,403,618
BMW Vehicle Owner Trust Series 2023-A A2B 5.765% (SOFR + 0.43%) 4/27/26 •	899,221	899,648
Capital One Multi-Asset Execution Trust Series 2022-A1 A1 2.80% 3/15/27	1,500,000	1,471,628
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	507,217	501,881
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	2,490,000	2,449,363
Citizens Auto Receivables Trust Series 2024-1 A2B 144A 5.933% (SOFR + 0.60%) 10/15/26 #, •	1,800,000	1,801,594
CNH Equipment Trust Series 2022-A A3 2.94% 7/15/27	1,739,055	1,701,873
Dell Equipment Finance Trust Series 2023-1 A3 144A 5.65% 9/22/28 #	2,000,000	2,001,135
Enterprise Fleet Financing
Series 2021-3 A2 144A 0.77% 8/20/27 #	159,358	157,497
Series 2022-4 A2 144A 5.76% 10/22/29 #	835,626	836,225
Series 2023-3 A2 144A 6.40% 3/20/30 #	2,000,000	2,022,544
NQ- 097 [0624] 0824 (3772589)    1

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2021-4 A3 0.68% 9/16/26	1,139,189	$ 1,112,674
Series 2024-2 A2B 5.723% (SOFR + 0.39%) 3/16/27 •	1,500,000	1,500,387

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	424,960	424,569
Harley-Davidson Motorcycle Trust Series 2023-A A2B 5.863% (SOFR + 0.53%) 6/15/26 •	352,636	352,750
Hyundai Auto Lease Securitization Trust Series 2024-A A3 144A 5.02% 3/15/27 #	2,000,000	1,991,547
Hyundai Auto Receivables Trust Series 2023-B A2B 5.813% (SOFR + 0.48%) 5/15/26 •	1,309,825	1,310,803
Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.753% (SOFR + 0.42%) 2/16/27 •	2,000,000	1,999,999
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.233% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	2,000,000	2,009,086
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	736,778	738,230
PFS Financing Series 2024-C A 144A 6.133% (SOFR + 0.80%, Floor 0.80%) 4/15/28 #, •	1,000,000	1,000,900
Porsche Financial Auto Securitization Trust Series 2023-2A A2B 144A 5.915% (SOFR + 0.58%) 11/23/26 #, •	1,021,605	1,022,417
Toyota Auto Receivables Owner Trust
Series 2021-A A4 0.39% 6/15/26	1,381,001	1,354,520
Series 2022-C A2B 5.903% (SOFR + 0.57%) 8/15/25 •	32,849	32,853
Series 2023-A A3 4.63% 9/15/27	1,500,000	1,486,955

Verizon Master Trust Series 2021-2 A 0.99% 4/20/28	2,786,000	2,746,285
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.963% (SOFR + 0.63%) 3/22/27 •	1,845,716	1,849,149
World Omni Auto Receivables Trust Series 2023-D A2B 5.913% (SOFR + 0.58%) 2/16/27 •	1,363,618	1,365,102
Total Non-Agency Asset-Backed Securities (cost $48,249,015)		48,356,178

Commercial Papers — 34.23%
Banking — 23.59%
ANZ New Zealand International 5.444% 10/22/24	3,887,000	3,820,066
BPCE 5.343% 1/14/25	5,000,000	4,853,287
HSBC USA
5.544% 10/4/24	1,500,000	1,477,547
11.813% 2/12/25	4,000,000	3,864,742
2    NQ- 097 [0624] 0824 (3772589)

(Unaudited)
	Principalamount°	Value (US $)
Commercial Papers (continued)
Banking (continued)
Lloyds Bank Corporate Markets
5.484% 2/7/25	3,000,000	$ 2,901,886
5.488% 12/5/24	2,000,000	1,952,726

National Bank Of Canada 10.451% 5/23/25	4,500,000	4,287,913
Societe Generale 5.502% 6/5/25	5,000,000	4,744,255
		27,902,422
Brokerage — 0.49%
BofA Securities 5.481% 11/18/24	600,000	587,152
		587,152
Consumer Cyclical — 4.18%
American Honda Finance 5.64% 9/5/24	5,000,000	4,946,487
		4,946,487
Electric — 0.59%
Peco Energy 5.382% 7/1/24	700,000	699,684
		699,684
Financials — 4.11%
ING US Funding
5.445% 11/27/24	4,000,000	3,909,898
5.463% 9/9/24	960,000	949,514
		4,859,412
Technology — 1.27%
Sony Capital 5.50% 7/2/24	1,500,000	1,499,093
		1,499,093
Total Commercial Papers (cost $40,524,483)		40,494,250
	Number of shares
Short-Term Investments — 21.00%
Money Market Mutual Funds — 0.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	19,539	19,539
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	19,538	19,538
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	19,538	19,538
NQ- 097 [0624] 0824 (3772589)    3

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	19,538	$ 19,538
		78,153
	Principal amount°
US Treasury Obligation — 20.93%
US Treasury Bill 5.233% 9/5/24^	25,000,000	24,761,363
		24,761,363
Total Short-Term Investments (cost $24,844,334)		24,839,516
Total Value of Securities—100.02% (cost $118,246,172)		118,313,812

Liabilities Net of Receivables and Other Assets—(0.02%)		(27,476)
Net Assets Applicable to 11,877,555 Shares Outstanding—100.00%		$118,286,336
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $20,780,471, which represents 17.57% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
BofA – Bank of America
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily
SOFR – Secured Overnight Financing Rate
4    NQ- 097 [0624] 0824 (3772589)

(Unaudited)
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- 097 [0624] 0824 (3772589)    5